Shareholder Fees - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO	Sep. 28, 2024 USD ($)
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none